Statements of Operations and Retained Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating revenues
Finance lease interest income	$ 514	$ 770	$ 1,027
Total operating revenues	514	770	1,027
Operating expenses
General and administrative expenses	(102)	(111)	(125)
Total operating expenses	(102)	(111)	(125)
Net operating income	412	659	902
Other income (expenses)
Interest income	0	1	1
Interest expense	(572)	(826)	(1,081)
Amortization of deferred charges	(24)	(24)	(24)
Total other expenses	(596)	(849)	(1,104)
Net loss	(184)	(190)	(202)
Retained earnings at the start of the year	476	666	868
Retained earnings at the end of the year	$ 292	$ 476	$ 666